CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	20,277,448	19,252,448
Common stock, shares outstanding	20,277,448	19,252,448